SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule Of Net Sales And Operating Income By Reportable Segment
Net sales and profit by reportable segment for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Segment Net Sales
U.S. Neurosurgery	$172,250	$171,278	$165,652
U.S. Instruments *	163,908	166,921	160,777
U.S. Extremities *	128,336	116,279	91,513
U.S. Spine and Other *	182,006	192,516	176,131
International	189,714	183,877	186,005
Total revenues	$836,214	$830,871	$780,078
Segment Profit
U.S. Neurosurgery	$83,211	$91,070	$86,206
U.S. Instruments *	49,348	50,277	46,281
U.S. Extremities *	47,880	43,952	32,905
U.S. Spine and Other *	10,136	57,388	52,248
International	56,869	61,336	64,164
Segment profit	247,444	304,023	281,804
Amortization	(12,697)	(18,536)	(16,433)
Corporate and other	(244,903)	(211,705)	(210,459)
Operating income (loss)	$(10,156)	$73,782	$54,912

* Certain revenues and profits have been reclassified from the U.S. Extremities segment to the U.S. Instruments segment and the U.S. Spine and Other segment in each of the periods presented.

Revenues By Market Category
Revenue by major product category consisted of the following:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Orthopedics **	$370,359	$364,714	$324,535
Neurosurgery	278,672	277,527	272,538
Instruments **	187,183	188,630	183,005
Total revenues	$836,214	$830,871	$780,078

** Certain revenues have been reclassified from the Orthopedics category to the Instruments category in each of the periods presented.

Total Revenue By Major Geographic Area
Total revenue, net and long-lived assets (tangible) by major geographic area are summarized below:

	United States*	Europe	Rest of the World	Consolidated
	(In thousands)
Total revenue, net:
2013	$642,694	$93,977	$99,543	$836,214
2012	642,830	90,920	97,121	830,871
2011	589,946	97,184	92,948	780,078
Total long-lived assets:
2013	$187,608	$20,010	$1,030	$208,648
2012	166,508	20,242	1,507	188,257

* Includes long-lived assets in Puerto Rico.